OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
OTHER RECEIVABLES	OTHER RECEIVABLES

	2023	2022
Non-Current
Advances to suppliers	809,864	2,102,928
Tax receivables	17,705	57,735
Contributions to the Trust Fund to Strengthen the Inter-urban Railroad System (F.F.F.S.F.I.)	283,852	951,538
Prepaid expenses	1,020,549	1,245,819
Guarantee deposits	-	84,800
Subtotal	2,131,970	4,442,820
Allowance for other doubtful accounts	(283,852)	(951,538)
Total	1,848,118	3,491,282

Current
Income tax receivables	5,767,981	8,940,294
Turnover tax receivables	166,448	815,259
Value added tax receivables	191,282	-
Receivable for sale of interest in Yguazú Cementos S.A.	806,452	1,375,475
Related party receivables (Note 19)	3,660,994	2,758,011
Prepaid expenses	1,997,365	1,945,937
Guarantee deposits	919	2,665
Reimbursements receivable	14,694	6,283
Advance payments to suppliers	2,875,372	1,516,256
Salaries advances and loans to employees	41,597	99,089
Insurances receivable	4,838,710	-
Receivables from sales of property, plant and equipment	951,830	716,094
Miscellaneous	434,126	42,103
Total	21,747,770	18,217,466